Operating Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Operating Leases
Operating Leases
Operating lease expense incurred primarily for manufacturing and office space, machinery, and equipment was $40.3 million, $40.6 million, and $32.8 million in 2016, 2015, and 2014, respectively.
Minimum annual lease payments for noncancelable operating leases in effect at December 31, 2016 are as follows (in thousands):

2017	$26,439
2018	20,054
2019	15,843
2020	11,697
2021	9,696
Thereafter	28,799
$112,528

Certain of our operating leases include step rent provisions and rent escalations. We include these step rent provisions and rent escalations in our minimum lease payments obligations and recognize them as a component of rental expense on a straight-line basis over the minimum lease term.